UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                                 --------------

Check here if Amendment [ ];   Amendment Number:
                                                 --------------

         This Amendment (check only one):   [  ] is a restatement
                                            [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:      MB Investment Partners, Inc.
           ----------------------------------
Address:   825 Third Avenue
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           New York, NY 10022
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Form 13F File Number: 28-04079
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Charles J. Daly
          ------------------------------------
Title:    Chief Compliance Officer
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Phone:    617-757-7609
          ------------------------------------

Signature, Place and Date of Signing

     /s/ Charles J. Daly         Boston, MA                August 7, 2007
------------------------   ------------------------    ---------------------
      [Signature]               [City, State]                 [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:               0
                                            -----------
Form 13F Information Table Entry Total:         146
                                            -----------
Form 13F Information Table Value Total:       505,469
                                            -----------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

MB INVESTMENT PARTNERS
FORM 13F
Master
30-June-07

                                                                                                               Voting Authority
                                                                                                               ----------------
                              Title                    Value         Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer              of class       CUSIP      (x$1000)       Prn Amt  Prn Call Dscretn  Managers    Sole   Shared     None
-------------------------   --------     ---------    --------       -------  --- ---- -------  --------    ----   ------     ----
4 Kids Entertainment Inc.      com       350865101       2016        134430.00 SH       Sole              77230.00          56100.00
A.M. Castle & Co.              com       148411101       2966         82597.00 SH       Sole              51897.00          30100.00
AVALON PHARMACEUTICALS COM     com       05346p106        954        223477.00 SH       Sole             223477.00
Actividentity Corp.            com       00506p103       2376        516608.00 SH       Sole             311908.00         200600.00
Aes Corp Com                   com       00130H105        695         31750.00 SH       Sole              31750.00
Airtran Holdings Inc           com       00949P108       2007        183747.00 SH       Sole             182717.00
Allied Defense Group Com       com       019118108       1210        157375.00 SH       Sole              74175.00          81500.00
American Intl Gp               com       026874107        383          5473.00 SH       Sole               5473.00
Ampco Pittsburgh B             com       032037103       2547         63540.00 SH       Sole              39340.00          23700.00
Analogic Corporation           com       032657207       7168         97506.59 SH       Sole              83800.65          13100.00
Aquila Inc                     com       03840P102       2032        496787.00 SH       Sole             327387.00         166000.00
Arch Capital Group             com       G0450A105       2498         34435.00 SH       Sole              23635.00          10600.00
Ariad Pharmaceuticals Inc      com       04033a100       5030        916218.00 SH       Sole             742014.00         169599.00
Aurora Oil & Gas               com       052036100        960        450919.00 SH       Sole             449234.00
Axesstel Inc.                  com       05459t101        535        400095.00 SH       Sole             398590.00
Bank Of America Corp           com       060505104        487          9968.00 SH       Sole               9968.00
Bausch & Lomb Inc Com          com       071707103       3180         45793.04 SH       Sole              45623.04
Bionova Inc Com                com       090643107       1178        305300.00 SH       Sole             305300.00
Bristol Myers Squibb           com       110122108        408         12932.00 SH       Sole              12932.00
CE Franklin Ltd Com            com       125151100       2279        197840.00 SH       Sole             120640.00          75600.00
CPI Aerostructures             com       125919308        301         36300.00 SH       Sole              36300.00
Cache Inc Com New              com       127150308       2317        174613.00 SH       Sole             173778.00
Carter Inc Com                 com       146229109       3024        116587.00 SH       Sole             116052.00
Catalina Marketing             com       148867104       2697         85620.06 SH       Sole              85300.06
Celsion Corp                   com       15117n305       1810        270483.00 SH       Sole             270483.00
Charlotte Russe Holdings       com       161048103       2301         85633.00 SH       Sole              85328.00
Chemtura Corp                  com       163893100       5709        513864.67 SH       Sole             421094.67          90400.00
Cherokee International Corp    com       164450108       4509        912774.00 SH       Sole             741559.00         166100.00
Chiquita Brands Int'l          com       170032809       5505        290351.40 SH       Sole             227803.06          60500.00
Cimarex Energy Co              com       171798101       1961         49752.24 SH       Sole              49627.24
Ciphergen Biosystems Inc       com       17252y104       1177       1213818.00 SH       Sole            1213818.00
Citigroup Inc                  com       172967101        340          6624.95 SH       Sole               6624.95
Citizens First Bancorp         com       17461r106       3390        155507.14 SH       Sole             130097.14          24600.00
Criticare Systems Inc          com       226901106       1734        517745.00 SH       Sole             515815.00
Danka Business Sys Plc         com       236277109       4915       4509088.00 SH       Sole            3173788.00        1308700.00
Denbury Resources Inc          com       247916208       4905        130806.00 SH       Sole             130371.00
Durect Corporation             com       266605104       9462       2457575.00 SH       Sole            2201040.00         244500.00
Dynegy Inc Del Cl A            com       26817g102       3300        349540.00 SH       Sole             348580.00
Eastern Insurance Holdings Inc com       276534104       2506        157737.00 SH       Sole              97237.00          59300.00
Ems Technologies Inc.          com       26873N108       2524        114405.00 SH       Sole             114025.00
Exxon Mobil Corp               com       30231G102       1594         19003.00 SH       Sole              19003.00
Flanders Corp                  com       338494107       2704        352541.00 SH       Sole             350481.00
GSI Group Inc                  com       36229U102       1265        129238.00 SH       Sole             128768.00
Gene Logic                     com       368689105       1757       1272830.00 SH       Sole             771330.00         491000.00
General Elec Co                com       369604103       1179         30806.77 SH       Sole              30551.18
Genitope Corp                  com       37229p507        787        203836.00 SH       Sole             203141.00
Gevity Hr, Inc.                com       374393106       2718        140604.51 SH       Sole             140199.51
Goodyear Tire & Rubr Co        com       382550101        926         26650.00 SH       Sole              26650.00
Hanover Insurance Group Inc    com       410867105       3526         72262.00 SH       Sole              52562.00          19300.00
Healthtronics, Inc             com       42222L107        101         23120.00 SH       Sole              23120.00
Hewlett Packard                com       428236103        706         15828.00 SH       Sole              15828.00
Hms Holdings Corp              com       40425j101       3602        188172.00 SH       Sole             187532.00
Hollis-Eden Pharm.             com       435902101        426        208868.00 SH       Sole             208093.00
Hooker Furniture Corp          com       439038100       2455        109420.00 SH       Sole              65720.00          42700.00
Hudson Highland Group Inc      com       443792106       4556        212986.00 SH       Sole             212246.00

                                                                                                               Voting Authority
                                                                                                               ----------------
                              Title                    Value      Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer              of class       CUSIP      (x$1000)    Prn Amt  Prn Call Dscretn  Managers    Sole   Shared     None
-------------------------   --------     ---------    --------    -------  --- ---- -------  --------    ----   ------     ----
I-Many, Inc.                   com       44973q103       6174    2245129.00 SH       Sole             2237709.00
Ico Inc                        com       449293109       9857     932538.00 SH       Sole              807788.00        120700.00
InFocus Corp                   com       45665b106       2048     918185.00 SH       Sole              547885.00        363000.00
InPhonic Inc                   com       45772g105       1459     311786.00 SH       Sole              310331.00
Indevus Pharmaceuticals        com       454072109       1270     188736.00 SH       Sole              188041.00
Industrial Enterprises Com New com       456132208       1856     365440.00 SH       Sole              215840.00        146600.00
International Bus Mach         com       459200101       1009       9590.00 SH       Sole                9590.00
International Coal Group Inc   com       45928h106       5327     890727.00 SH       Sole              741232.00        143700.00
Iomega Corp Com                com       462030305       2522     542268.00 SH       Sole              338568.00        199600.00
Jos A Bank Clothiers Inc       com       480838101       3959      95455.00 SH       Sole               94950.00
Kona Grill Inc Com             com       50047h201       1927     105720.00 SH       Sole              105280.00
Ltx Corp                       com       502392103        940     169065.00 SH       Sole              168435.00
Magnetek Inc.                  com       559424106       4979     966735.00 SH       Sole              726235.00        235000.00
Material Sciences Corp         com       576674105       6064     514328.00 SH       Sole              401253.00        110400.00
Maxwell Technologies           com       577767106       1196      84085.00 SH       Sole               83780.00
Mckesson Hboc Inc              com       58155Q103        860      14425.00 SH       Sole               14425.00
Measurement Specialties        com       583421102       1740      73467.00 SH       Sole               73202.00
Mentor Graphics                com       587200106       2090     158687.00 SH       Sole              158137.00
Merck & Co. Inc                com       589331107        402       8074.00 SH       Sole                8074.00
Mocon Inc                      com       607494101       1092      95555.00 SH       Sole               95555.00
Moldflow Corporation           com       608507109       2574     117109.00 SH       Sole              116664.00
Motorola Inc                   com       620076109        447      25275.00 SH       Sole               25275.00
Mti Technology Corp            com       553903105        189     573855.00 SH       Sole              571700.00
Nautilus Inc                   com       63910b102       1572     130532.26 SH       Sole              130202.26
Newpark Resources              com       651718504       3823     493235.00 SH       Sole              490645.00
Nms Communications Corp        com       629248105       1272     739260.00 SH       Sole              736860.00
Novagold Resources Inc         com       66987e206       4748     315932.00 SH       Sole              251847.00          62200.00
Novavax                        com       670002104       4622    1593932.00 SH       Sole             1187677.00         397100.00
Olin Corp                      com       680665205       2602     123925.00 SH       Sole               73025.00          49900.00
Omnova Solutions Inc           com       682129101       4168     688972.00 SH       Sole              489272.00         195600.00
Parallel Petroleum Corp.       com       699157103       3183     145365.00 SH       Sole              144815.00
Pegasystems Inc                com       705573103       2375     217330.60 SH       Sole              216635.60
Pepsico Inc                    com       713448108        467       7205.00 SH       Sole                7205.00
Petrohawk Energy Corp          com       716495106       6147     387608.00 SH       Sole              314108.00          71100.00
Pfizer Inc                     com       717081103        445      17388.00 SH       Sole               17388.00
Photon Dynamics                com       719364101        912      83631.00 SH       Sole               83336.00
Plato Learning, Inc.           com       72764Y100        985     214078.00 SH       Sole              213303.00
Pma Capital Corporation-Cl A   com       693419202       3919     366623.00 SH       Sole              365438.00
Polyone Corp                   com       73179P106       4069     565935.00 SH       Sole              406535.00         156200.00
Progessive Corp Ohio           com       743315103        337      14100.00 SH       Sole               14100.00
Progress Software              com       743312100       5402     169938.00 SH       Sole              169313.00
Proliance International Inc    com       74340r104       2327     750700.00 SH       Sole              418800.00         325300.00
Quadramed Corp                 com       74730w101       1378     451700.00 SH       Sole              451700.00
Railpower Technologies Inc     com       750758104         37      86485.00 SH       Sole               86485.00
Safeway Inc Com New            com       786514208        289       8480.00 SH       Sole                8480.00
Semitool Inc                   com       816909105       2070     215365.00 SH       Sole              214545.00
Shaw Group Inc Com             com       820280105       8065     174220.00 SH       Sole              173490.00
Softbrands Inc                 com       83402A107       2784    1338646.00 SH       Sole              809304.00         518642.00
Sonus Networks Inc             com       835916107       5226     613408.00 SH       Sole              611448.00
Steve Madden Ltd               com       556269108       3261      99551.59 SH       Sole               99196.59
Strategic Diagnostics Inc      com       862700101       1442     317618.00 SH       Sole              316598.00
Sunopta Inc.                   com       8676ep108       6501     583015.00 SH       Sole              580195.00
Sycamore Networks Inc Com      com       871206108       2056     511492.00 SH       Sole              509777.00
Synovis Life Technologies Inc  com       87162G105       1212      84190.00 SH       Sole               83885.00
Sypris Solutions Inc.          com       871655106       1318     164296.59 SH       Sole              163746.59
Tempur-Pedic International Inc com       88023u101       5821     224756.16 SH       Sole              223991.16
U.S. Physical Therapy          com       90337l108       2718     201758.00 SH       Sole              200663.00
Varian Semiconductor Equipment com       922207105      12110     302301.00 SH       Sole              301391.00
Vicor                          com       925815102       2142     161901.60 SH       Sole              161321.60
Vivus Inc                      com       928551100       2674     511230.00 SH       Sole              509295.00
Westaff Inc.                   com       957070105       3376     777833.00 SH       Sole              443717.00         327816.00
Williams Control Inc           com       969465608       4252     243123.00 SH       Sole              176523.00          65200.00
Xerox Corp                     com       984121103        223      12065.00 SH       Sole               12065.00
REPORT SUMMARY                118 DATA RECORDS         315911                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

